UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.     Name and Address of issuer:

       AllianceBernstein Global Health Care Fund, Inc.
       1345 Avenue of the Americas
       New York, New York  10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


3.     Investment Company Act File Number:     811-09329

       Securities Act File Number:             333-77953


4(a).  Last day of fiscal year for which this Form is filed: June 30, 2007

4(b).  Check box if this Form is being filed late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year).  (See
       Instruction A.2)                                                      [_]

4(c).  Check box if this is the last time the issuer will be filing this
       Form.                                                                 [_]

5. Calculation of registration fee:

       (i)    Aggregate sale price of securities  sold during the
              fiscal year pursuant to section 24(f):
                                                                    $ 29,069,661
                                                                    ------------


       (ii)   Aggregate   price   of   securities   redeemed   or
              repurchased during the fiscal year:

                                                                    $ 58,822,313
                                                                    ------------


       (iii)  Aggregate   price   of   securities   redeemed   or
              repurchased  during any prior fiscal year ending no
              earlier   than  October  11,  1995  that  were  not
              previously used to reduce registration fees payable
              to the Commission:
                                                                    $192,486,089
                                                                    ------------


       (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:

                                                                    $251,308,402
                                                                    ------------


       (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:

                                                                    $          0
                                                                    ------------


       (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:

                                                                    $224,238,741
                                                                    ------------


       (vii)  Multiplier for  determining  registration  fee (See
              Instruction C.9):                                     x  0.0000307
                                                                    ------------


       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                                                            =       $          0
                                                                    ------------

6.     Prepaid Shares

       If the response to item 5(i) was  determined  by deducting an amount of  securities  that were  registered  under the
       Securities Act of 1933 pursuant to rule 24e-2 as in effect before  October  11,  1997,  then  report  the  amount  of securities  (number  of  shares or other  units)  deducted
       here:                                                           -0-
                                                                    ------------


       If there is a number of shares  or other  units  that were registered  pursuant to rule 24e-2 remaining unsold at the end of the  fiscal  year for which this form is filed that are  available  for use by the  issuer  in  future  fiscal
       years, then state that number here:                             -0-
                                                                    ------------


7.     Interest  due - if this Form is being  filed  more than 90 days  after  the  end of the  issuer's  fiscal  year  (see
       Instruction D):                                                 N/A
                                                                    ------------


8.     Total of the amount of the  registration  fee due plus any
       interest due [line 5(viii) plus line 7]:                     = $-0-
                                                                    ------------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


       Method of Delivery:

                      [ ]     Wire Transfer
                      [ ]     Mail or other means

                            Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*      \s\ Nancy E. Hay
                               ---------------------------
                                   Nancy E. Hay
                                   Assistant Secretary


Date:  September 12, 2007

*Please print the name and title of the signing officer below the signature.














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